Employee Benefit Plan, Fair Value and NAV Practical Expedient	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value and NAV	FAIR VALUE OF INVESTMENTS
GAAP establishes a hierarchical framework for disclosing the transparency of the inputs utilized in measuring assets and liabilities at fair value. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of assets and liabilities within the fair value hierarchy levels. In addition, the Plan measures certain investments that do not have a readily determinable fair value at net asset value (NAV), which are not included in the fair value hierarchy. Further explanation of these levels and NAV is summarized below.
Level 1 – Quoted prices are available in active markets for identical assets. The types of assets included in Level 1 are highly liquid and actively traded instruments with quoted prices.
Level 2 – Pricing inputs are not quoted prices in active markets but are either directly or indirectly observable.
Level 3 – Significant inputs to pricing have little or no transparency. The type of assets included in Level 3 are those with inputs requiring significant judgment or estimation.
NAV – Investments that do not have a readily determinable fair value are measured at NAV. These investments do not consider the observability of inputs and, therefore, are not included within the fair value hierarchy.
Asset Valuation Techniques - Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common Stocks - Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds and Money Market Fund - Valued at the daily closing price as reported by the fund. Mutual funds and the money market fund held by the Plan are open-ended funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds and the money market fund held by the Plan are deemed to be actively traded.
Common Collective Trust Funds - Valued at the net asset value of units of a bank collective trust or its equivalent. The net asset value as provided by the trust is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the trust less its liabilities. This practical expedient is not used when it is determined to be probable that the trust will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of a collective trust, the investment advisor generally reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Stable Value Common Collective Trust - A stable value fund that is composed primarily of fully benefit-responsive investment contracts is valued at the NAV of units of the bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. Participant transactions (purchases and sales) may occur daily.
The following tables set forth by level within the fair value hierarchy provide a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Total December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Parent common stock	$48,667,405	$48,667,405	$—	$—
Money market fund	22,726,410	22,726,410	—	—
Mutual funds	86,223,150	86,223,150	—	—
Self-directed brokerage account(a)	54,989,743	54,989,743	—	—
Total assets measured at fair value	212,606,708	$212,606,708	$—	$—

Common/collective trust funds measured at Net Asset Value	1,450,208,819
Total Investments at fair value	$1,662,815,527

	Total December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Parent common stock	$43,723,867	$43,723,867	$—	$—
Money market fund	19,417,975	19,417,975	—	—
Mutual funds	80,066,990	80,066,990	—	—
Self-directed brokerage account(a)	45,979,910	45,979,910	—	—
Total assets measured at fair value	189,188,742	$189,188,742	$—	$—

Common/collective trust funds measured at Net Asset Value(b)	1,279,048,131
Total Investments at fair value	$1,468,236,873
(a)The brokerage account is invested in a variety of classes of common stocks, mutual funds, exchange-traded funds and a fixed income security as directed by participants.

The valuation methods as described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
(b)In accordance with Subtopic 820-10, certain investments that are measured at fair value                                                                         using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy, and for the Plan this would include the common collective trust investments. There are a few investments with redemption restrictions and those are as follows:

MFS Growth Equity Fund CLS and ClearBridge Small Cap Growth R2 CIT- Advance written notice is required for any redemption directed by a Plan sponsor; redemptions of $1,000,000 or more of a Plan's assets invested in the Fund require five business days advance notice for most funds. Redemptions will be made on a pro rate basis from the Plan's interest in the Fund.

Eagle Mid Cap Growth CIT FDRS- A withdrawal request initiated by a participating plan for in excess of 20% of such participating plan's investment in a Fund must be provided to the Trustee not less than five business days prior to the proposed withdrawal date.

Putnam Large Cap Value Trust IA, Putnam Small Cap Growth Class S, and PGIM Total Return Bond CIT CL LP- The plan fiduciary expressly acknowledges and agrees to the restrictions on withdrawal set forth in the Declaration of Trust (including the applicable Fund Declaration as may be appended to the Declaration of Trust). Advance written notice of five business days is required for any plan sponsor directed withdrawal that will exceed one million.
Pioneer Multi-Sector Fixed Income CL R1-The fund requires a plan to provide advance written notice of five business days for plan directed withdrawals which will exceed $1,000,000 of the assets invested in the fund.

Goldman Sachs Stable Value Inst CL 1 and Goldman Sachs Stable Value Inst CL S- At the Plan level- the fund requires 12 months-notice for liquidation. The Plan can liquidate without 12 months-notice at current market value, but may incur a market value adjustment if the market value is less than book value. Participants are fully liquid but may be subject to transaction restrictions imposed by the Plan recordkeeper.

BlackRock LifePath Target Date Series- This agreement shall be terminated by the manager or the named fiduciary, at any time, by giving thirty days advance written notice to the other party. Such termination is effective upon the end of the notice period and redemption of all assets from the collective funds in which the participating plan is vested.

All other common collective trust funds are redeemed on a daily basis and do not have any redemption restrictions.